Wages, Salaries and Benefits - Summary of Wages, Salaries and Benefits (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [Line Items]
Wages, salaries, bonuses and allowances	¥ 15,776	¥ 16,412	¥ 19,385
Employee welfare and benefits	435	128	143
Pension	2,412	2,149	2,571
Medical insurance	982	725	789
Staff housing fund	1,265	1,195	1,056
Staff housing allowances	186	214	186
Early retirement benefits	5	4	22
Wages and salaries	21,061	20,827	24,152
Fees	620	460	805
Salaries, allowances and benefits in kind	1,616	2,906	665
Performance related bonuses	0
Pension scheme contributions	52	61	21
Total	2,288	3,427	1,491
Shao Ruiqing [Member]
Disclosure of defined benefit plans [Line Items]
Fees	100
Salaries, allowances and benefits in kind	0
Performance related bonuses	0
Pension scheme contributions	0
Total	100
Executive directors [Member] | Liu Shaoyong [member]
Disclosure of defined benefit plans [Line Items]
Fees	0
Salaries, allowances and benefits in kind	0
Performance related bonuses	0		0
Pension scheme contributions	0
Total	0
Executive directors [Member] | Ma Xulun [member]
Disclosure of defined benefit plans [Line Items]
Performance related bonuses			0
Executive directors [Member] | Wang Junjin [member]
Disclosure of defined benefit plans [Line Items]
Fees
Salaries, allowances and benefits in kind
Performance related bonuses			0
Pension scheme contributions
Total
Executive directors [Member] | Li Yangmin [member]
Disclosure of defined benefit plans [Line Items]
Fees	0
Salaries, allowances and benefits in kind	0
Performance related bonuses	0		0
Pension scheme contributions	0
Total	0
Executive directors [Member] | Tang Bing [Member]
Disclosure of defined benefit plans [Line Items]
Fees	0
Salaries, allowances and benefits in kind	0
Performance related bonuses	0		0
Pension scheme contributions	0
Total	0
Executive directors [Member] | Yuan Jun [member]
Disclosure of defined benefit plans [Line Items]
Fees
Salaries, allowances and benefits in kind
Performance related bonuses			0
Pension scheme contributions
Total			0
Executive directors [Member] | Lin Wanli [member]
Disclosure of defined benefit plans [Line Items]
Fees	0
Salaries, allowances and benefits in kind	0
Performance related bonuses	0
Pension scheme contributions	0
Total	0
Executive directors [Member] | Jiang Jiang [Member]
Disclosure of defined benefit plans [Line Items]
Fees	0
Salaries, allowances and benefits in kind	0	2,325
Performance related bonuses	0
Pension scheme contributions	0	36
Total	0	2,361
Independent Non-executive Directors [Member] | Lin Wanli [member]
Disclosure of defined benefit plans [Line Items]
Fees
Salaries, allowances and benefits in kind
Performance related bonuses			0
Pension scheme contributions
Total
Independent Non-executive Directors [Member] | Li Ruoshan [Member]
Disclosure of defined benefit plans [Line Items]
Fees			200
Performance related bonuses			0
Total			200
Independent Non-executive Directors [Member] | Ma Weihua [member]
Disclosure of defined benefit plans [Line Items]
Fees			200
Performance related bonuses			0
Total			200
Independent Non-executive Directors [Member] | Shao Ruiqing [Member]
Disclosure of defined benefit plans [Line Items]
Fees		200	200
Salaries, allowances and benefits in kind
Performance related bonuses			0
Pension scheme contributions
Total		200	200
Independent Non-executive Directors [Member] | Cai Hongping [member]
Disclosure of defined benefit plans [Line Items]
Fees	200	200	200
Salaries, allowances and benefits in kind	0
Performance related bonuses	0		0
Pension scheme contributions	0
Total	200	200	200
Independent Non-executive Directors [Member] | Dong Xuebo [member]
Disclosure of defined benefit plans [Line Items]
Fees	80	60	5
Salaries, allowances and benefits in kind	0
Performance related bonuses	0		0
Pension scheme contributions	0
Total	80	60	5
Independent Non-executive Directors [Member] | Sun Zheng [Member]
Disclosure of defined benefit plans [Line Items]
Fees	120
Salaries, allowances and benefits in kind	0
Performance related bonuses	0
Pension scheme contributions	0
Total	120
Independent Non-executive Directors [Member] | Lu Xiongwen [Member]
Disclosure of defined benefit plans [Line Items]
Fees	120
Salaries, allowances and benefits in kind	0
Performance related bonuses	0
Pension scheme contributions	0
Total	120
Supervisors [member] | Xi Sheng [member]
Disclosure of defined benefit plans [Line Items]
Fees
Salaries, allowances and benefits in kind
Performance related bonuses			0
Pension scheme contributions
Total
Supervisors [member] | Gao Feng [member]
Disclosure of defined benefit plans [Line Items]
Fees
Salaries, allowances and benefits in kind		536	665
Performance related bonuses
Pension scheme contributions		23	21
Total		559	686
Supervisors [member] | Li Jinde [member]
Disclosure of defined benefit plans [Line Items]
Performance related bonuses			0
Supervisors [member] | Fang Zhaoya [Member]
Disclosure of defined benefit plans [Line Items]
Fees	0
Salaries, allowances and benefits in kind
Performance related bonuses	0		¥ 0
Pension scheme contributions
Total
Supervisors [member] | Zhou Huaxin [Member]
Disclosure of defined benefit plans [Line Items]
Fees	0
Salaries, allowances and benefits in kind	534	45
Performance related bonuses	0
Pension scheme contributions	21	2
Total	555	¥ 47
Supervisors [member] | Guo Lijun [Member]
Disclosure of defined benefit plans [Line Items]
Fees	0
Salaries, allowances and benefits in kind	1,082
Performance related bonuses	0
Pension scheme contributions	31
Total	¥ 1,113